Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of outstanding loan commitments
	2020		2019
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$--	$10,354	$--	$9,520
Commitments to fund real estate construction loans	854	8,443	2,715	3,386
Other unused commitment:
Commercial and industrial loans	2,541	--	2,156	--
Other	1,576	2,454	1,145	1,240
Letters of credit	--	--	--	--